Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating losses	$ 10,490	$ 9,165
Property, plant and equipment		142
Property, plant and equipment	(42)
Total deferred tax assets	10,448	9,307
Less: valuation allowance	(8,437)	(9,307)	$ (7,058)	$ (5,315)
Net deferred tax assets	$ 2,011